Common stock	12 Months Ended
Mar. 31, 2015
Common stock

14. Common stock

The changes in the number of issued shares of common stock during the fiscal years ended March 31, 2013, 2014 and 2015 were as follows:

	2013	2014	2015
	(shares)
Balance at beginning of fiscal year	24,048,165,727	24,164,864,477	24,263,885,187
Issuance of new shares of common stock due to conversion of Eleventh series class XI preferred stock	116,698,750	99,020,710	351,822,780
Issuance of new shares of common stock due to exercise of stock acquisition rights	—	—	6,190,000

Balance at end of fiscal year	24,164,864,477	24,263,885,187	24,621,897,967